UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2011

Global Governments Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

Global Governments Variable Account

Issuer		Shares/Par	Value ($)
BONDS - 93.5%
Foreign Bonds - 66.4%
Australia - 0.6%
Commonwealth of Australia, 5.75%, 2021	AUD	36,000	$37,964

Austria - 1.0%
Republic of Austria, 4.65%, 2018	EUR	40,000	$60,877

Belgium - 0.4%
Kingdom of Belgium, 5.5%, 2017	EUR	17,000	$26,319

Canada - 3.0%
Bayview Commercial Asset Trust, FRN, 1.701%, 2023 (z)	CAD	30,000	$26,095
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	59,704
Government of Canada, 4.25%, 2018	CAD	72,000	79,894
Government of Canada, 5.75%, 2033	CAD	10,000	13,378

			$179,071

Finland - 2.7%
Republic of Finland, 3.875%, 2017	EUR	109,000	$160,453

France - 2.5%
Republic of France, 6%, 2025	EUR	49,000	$84,931
Republic of France, 4.75%, 2035	EUR	42,000	64,526

			$149,457

Germany - 12.6%
Federal Republic of Germany, 3.75%, 2013	EUR	185,000	$273,000
Federal Republic of Germany, 3.75%, 2015	EUR	218,000	324,456
Federal Republic of Germany, 4.25%, 2018	EUR	56,000	85,246
Federal Republic of Germany, 6.25%, 2030	EUR	40,000	74,710

			$757,412

Italy - 11.1%
Buoni Poliennali del Tes, 3.75%, 2021	EUR	59,000	$76,984
Republic of Italy, 4.75%, 2013	EUR	224,000	329,103
Republic of Italy, 5.25%, 2017	EUR	176,000	263,502

			$669,589

Japan - 22.7%
Government of Japan, 1.7%, 2017	JPY	51,800,000	$661,633
Government of Japan, 1.1%, 2020	JPY	3,000,000	35,938
Government of Japan, 2.1%, 2024	JPY	21,350,000	271,473
Government of Japan, 2.2%, 2027	JPY	23,700,000	298,206
Government of Japan, 2.4%, 2037	JPY	8,000,000	100,944

			$1,368,194

Netherlands - 3.4%
Kingdom of the Netherlands, 3.75%, 2014	EUR	119,000	$176,185

Issuer		Shares/Par	Value ($)
BONDS - continued
Foreign Bonds - continued
Netherlands - continued
Kingdom of the Netherlands, 5.5%, 2028	EUR	19,000	$32,153

			$208,338

Norway - 0.6%
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$35,495

Spain - 1.0%
Kingdom of Spain, 4.6%, 2019	EUR	44,000	$60,528

Sweden - 0.5%
Kingdom of Sweden, 5%, 2020	SEK	170,000	$30,532

United Kingdom - 4.3%
United Kingdom Treasury, 8%, 2015	GBP	36,000	$71,874
United Kingdom Treasury, 8%, 2021	GBP	5,100	11,157
United Kingdom Treasury, 4.25%, 2027	GBP	51,000	82,214
United Kingdom Treasury, 4.25%, 2036	GBP	61,000	96,132

			$261,377

Total Foreign Bonds			$4,005,606

U.S. Bonds - 27.1%
Asset-Backed & Securitized - 1.1%
Commercial Mortgage Asset Trust, FRN, 0.748%, 2032 (i)(z)		$791,476	$9,994
Commercial Mortgage Pass-Through Certificates, FRN, 0.445%, 2017 (n)		59,000	57,166
First Union National Bank Commercial Mortgage Trust, FRN, 0.914%, 2043 (i)(n)		149,599	121

			$67,281

Mortgage-Backed - 4.0%
Fannie Mae, 4.77%, 2012		$36,041	$37,270
Fannie Mae, 5.37%, 2013		23,275	24,311
Fannie Mae, 4.78%, 2015		22,812	24,413
Fannie Mae, 5.5%, 2015		8,886	9,355
Fannie Mae, 5.09%, 2016		25,000	26,848
Fannie Mae, 5.424%, 2016		22,880	24,867
Fannie Mae, 5.16%, 2018		23,820	25,725
Fannie Mae, 5.1%, 2019		10,747	11,449
Fannie Mae, 5.18%, 2019		10,751	11,483
Fannie Mae, 6.16%, 2019		9,117	10,074
Freddie Mac, 3.882%, 2017		10,000	10,179
Freddie Mac, 5.085%, 2019		10,000	10,432
Freddie Mac, 5%, 2028		12,005	12,242

			$238,648

U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 2015		$49,000	$53,339
Small Business Administration, 4.57%, 2025		29,147	30,587

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.21%, 2026	$74,619	$79,576

		$163,502

U.S. Treasury Obligations - 19.3%
U.S. Treasury Bonds, 6.875%, 2025	$76,000	$100,035
U.S. Treasury Bonds, 5.25%, 2029	86,000	96,858
U.S. Treasury Bonds, 4.5%, 2039	17,100	17,095
U.S. Treasury Notes, 1.375%, 2013	105,000	106,218

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.125%, 2015	$165,000	$180,159
U.S. Treasury Notes, 4.75%, 2017	189,000	211,857
U.S. Treasury Notes, 3.5%, 2020	202,000	204,731
U.S. Treasury Notes, TIPS, 1.25%, 2020	238,313	246,114

		$1,163,067

Total U.S. Bonds		$1,632,498

Total Bonds		$5,638,104

MONEY MARKET FUNDS (v) - 5.9%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset Value	356,348	$356,348

Total Investments		$5,994,452

OTHER ASSETS, LESS LIABILITIES - 0.6%		33,285

NET ASSETS - 100.0%		$6,027,737

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $116,991 representing 1.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.701%, 2023	5/25/06	$30,044	$26,095
Commercial Mortgage Asset Trust, FRN, 0.748%, 2032	8/25/03	19,355	9,994

Total Restricted Securities			$36,089
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

Global Governments Variable Account

PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,326,569	$—	$1,326,569
Non-U.S. Sovereign Debt	—	3,979,511	—	3,979,511
Residential Mortgage-Backed Securities	—	238,648	—	238,648
Commercial Mortgage-Backed Securities	—	93,376	—	93,376
Mutual Funds	356,348	—	—	356,348

Total Investments	$356,348	$5,638,104	$—	$5,994,452

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$763	$—	$763

For further information regarding security characteristics, see the Portfolio of Investments.

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Derivative Contracts at 3/ 31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp	66,965	4/12/11	$66,360	$69,196	$2,836
BUY	CAD	Barclays Bank PLC	10,000	4/12/11	10,238	10,312	74
BUY	CAD	Brown Brothers Harriman Co.	2,000	4/12/11	2,022	2,062	40
BUY	CAD	Goldman Sachs International	3,000	4/12/11	3,049	3,094	45
BUY	CHF	Deutsche Bank AG	46,000	4/12/11	48,883	50,084	1,201
BUY	CNY	HSBC Bank	6,000	4/18/11	916	917	1
BUY	CNY	JPMorgan Case Bank N.A.	96,000	4/18/11	14,517	14,671	154
BUY	DKK	Credit Suisse Group	213,472	4/12/11	37,549	40,570	3,021
BUY	EUR	Barclays Bank PLC	44,000	4/12/11	59,835	62,348	2,513
BUY	EUR	Brown Brothers Harriman Co.	26,000	4/12/11	36,079	36,842	763
BUY	EUR	Citibank N.A.	42,000	4/12/11	57,737	59,514	1,777
BUY	EUR	Credit Suisse Group	18,174	4/12/11	25,413	25,753	340
BUY	EUR	Deutsche Bank AG	161,538	4/12/11	209,583	228,897	19,314
BUY	EUR	HSBC Bank	44,000	4/12/11	59,475	62,348	2,873
BUY	EUR	JPMorgan Case Bank N.A.	28,000	4/12/11	38,469	39,676	1,207
BUY	EUR	UBS AG	8,000	4/12/11	10,872	11,336	464
SELL	EUR	UBS AG	1,000	4/12/11	1,419	1,417	2
BUY	GBP	Barclays Bank PLC	37,719	4/12/11	58,712	60,504	1,792
BUY	GBP	Deutsche Bank AG	31,719	4/12/11	49,089	50,879	1,790
BUY	GBP	Goldman Sachs International	1,000	4/12/11	1,597	1,604	7
SELL	GBP	Barclays Bank PLC	5,536	4/12/11	9,000	8,881	119
SELL	GBP	Brown Brothers Harriman Co.	5,000	4/12/11	8,164	8,020	144
SELL	GBP	UBS AG	7,000	4/12/11	11,248	11,228	20
BUY	IDR	Barclays Bank PLC	152,286,000	4/01/11	16,790	17,489	699
BUY	IDR	HSBC Bank	133,218,000	5/11/11	14,786	15,208	422
BUY	IDR	JPMorgan Case Bank N.A.	152,565,000	4/01/11	17,510	17,521	11
SELL	JPY	Barclays Bank PLC	2,327,000	4/12/11	28,131	27,977	154
SELL	JPY	Brown Brothers Harriman Co.	492,000	4/12/11	6,013	5,915	98
SELL	JPY	Credit Suisse Group	2,904,000	4/12/11	35,275	34,914	361
SELL	JPY	Deutsche Bank AG	2,252,000	4/12/11	27,591	27,075	516
SELL	JPY	HSBC Bank	3,436,952	4/12/11	41,960	41,321	639
SELL	JPY	JPMorgan Case Bank N.A.	2,784,168	4/12/11	34,219	33,473	746
SELL	JPY	UBS AG	2,061,000	4/12/11	25,887	24,779	1,108
BUY	MXN	JPMorgan Case Bank N.A.	191,000	4/12/11	15,500	16,047	547
BUY	NOK	Barclays Bank PLC	83,000	4/12/11	14,112	15,002	890
BUY	NOK	Deutsche Bank AG	94,000	4/12/11	15,975	16,990	1,015
BUY	NZD	Westpac Banking Corp	27,000	4/12/11	19,934	20,590	656
SELL	NZD	Westpac Banking Corp	27,000	4/12/11	20,934	20,590	344
SELL	PHP	Barclays Bank PLC	702,000	5/03/11	16,179	16,151	28
BUY	SEK	Credit Suisse Group	446,807	4/12/11	65,459	70,761	5,302
BUY	SGD	Deutsche Bank AG	21,000	4/12/11	16,232	16,660	428

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

Forward Foreign Currency Exchange Contracts at 3/31/11 - continued

BUY	SGD	JPMorgan Case Bank N.A.	20,000	5/06/11	15,722	15,867	145
BUY	ZAR	Barclays Bank PLC	500	6/14/11	71	73	2
BUY	ZAR	Deutsche Bank AG	500	6/14/11	71	73	2

							$54,610

Liability Derivatives
SELL	AUD	Westpac Banking Corp	56,807	4/12/11	$56,147	$58,700	$2,553)
BUY	CAD	Barclays Bank PLC	2,000	4/12/11	2,065	2,063	(2)
SELL	CAD	Barclays Bank PLC	3,000	4/12/11	3,011	3,094	(83)
SELL	CAD	Brown Brothers Harriman Co.	1,947	4/12/11	2,000	2,008	(8)
SELL	CAD	Goldman Sachs International	71,317	4/12/11	71,807	73,543	(1,736)
SELL	CHF	Citibank N.A.	18,000	4/12/11	18,805	19,598	(793)
SELL	CHF	HSBC Bank	28,000	4/12/11	29,011	30,486	(1,475)
SELL	DKK	Credit Suisse Group	3,000	4/12/11	542	570	(28)
SELL	DKK	Royal Bank of Scotland PLC	4,000	4/12/11	729	760	(31)
SELL	DKK	UBS AG	10,000	4/12/11	1,735	1,900	(165)
BUY	EUR	UBS AG	52,359	4/12/11	74,432	74,192	(240)
SELL	EUR	Barclays Bank PLC	4,000	4/12/11	5,390	5,668	(278)
SELL	EUR	Brown Brothers Harriman Co.	10,000	4/12/11	13,626	14,170	(544)
SELL	EUR	Citibank N.A.	39,000	4/12/11	53,079	55,263	(2,184)
SELL	EUR	Credit Suisse Group	312,918	4/12/11	425,262	443,402	(18,140)
SELL	EUR	HSBC Bank	81,033	4/12/11	109,119	114,822	(5,703)
SELL	EUR	UBS AG	326,551	4/12/11-6/15/11	450,928	462,215	(11,287)
BUY	GBP	Barclays Bank PLC	17,851	4/12/11	29,110	28,633	(477)
SELL	GBP	Barclays Bank PLC	5,000	4/12/11	7,923	8,020	(97)
SELL	IDR	Barclays Bank PLC	152,286,000	4/01/11	17,478	17,489	(11)
SELL	IDR	JPMorgan Case Bank N.A.	152,565,000	4/01/11	17,027	17,521	(494)
BUY	JPY	Barclays Bank PLC	3,893,000	4/12/11	47,699	46,804	(895)
BUY	JPY	Citibank N.A.	3,973,000	4/12/11	48,914	47,766	(1,148)
BUY	JPY	Credit Suisse Group	42,670,084	4/12/11	513,893	513,006	(887)
BUY	JPY	Deutsche Bank AG	1,623,981	4/12/11	19,590	19,525	(65)
BUY	JPY	HSBC Bank	1,350,000	4/12/11	16,504	16,231	(273)
BUY	JPY	UBS AG	2,985,585	4/12/11	36,888	35,895	(993)
SELL	JPY	JPMorgan Case Bank N.A.	587,000	4/12/11	6,996	7,057	(61)
SELL	MXN	Royal Bank of Scotland PLC	190,000	4/12/11	15,671	15,963	(292)
SELL	NOK	Barclays Bank PLC	4,000	4/12/11	688	723	(35)
SELL	NOK	Deutsche Bank AG	1,000	4/12/11	167	181	(14)
BUY	PHP	Barclays Bank PLC	703,000	5/03/11	16,215	16,174	(41)
SELL	SEK	Barclays Bank PLC	56,000	4/12/11	8,456	8,869	(413)
SELL	SEK	Credit Suisse Group	195,964	4/12/11	29,482	31,035	(1,553)
SELL	SEK	HSBC Bank	195,000	4/12/11	30,055	30,882	(827)
SELL	SEK	Royal Bank of Scotland PLC	5,000	4/12/11	771	792	(21)

							$(53,847)

At March 31, 2011, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Global Governments Variable Account

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	246,397	1,090,294	(980,343)	356,348

Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$164	$356,348

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	33.0%
Japan	22.7%
Germany	12.8%
Italy	11.2%
United Kingdom	4.4%
Netherlands	3.5%
Canada	3.0%
Finland	2.7%
France	2.5%
Other Countries	4.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.